CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (40,068)	$ (75,808)	$ (31,086)
Adjustment to reconcile net loss to net cash provided by operating activities:
Non-cash lease expenses	1,348	1,480	4,844
Depreciation and amortization	4,535	5,017	7,690
Provision for excess and obsolete inventories	7,781	5,168	7,297
Share-based compensation	2,492	4,778	8,792
(Income)/loss from equity method investments	2,068	4,211	(1,113)
Loss /(gain) on disposal of property, plant and equipment and others	21	(56)	53
Gain from fair value change of long-term investments	(76)	(2,011)	(213)
Impairment loss from long-term investments	1,168	8,180	313
Deferred income taxes	2,238	13,445	(2,876)
Allowance for doubtful accounts	7,502	1,592
Impairment loss from short-term investments	1,026	1,949
Impairment loss from intangible assets	0	0	1,135
Realized gain from investments			(109)
Changes in operating assets and liabilities
Accounts receivable	(8,331)	(5,082)	36,384
Inventories	(22,092)	5,555	51,909
Prepaid expenses and other current assets	(16,170)	(1,365)	(745)
Amounts due from related parties	(3,207)	5,486	7,417
Other non-current assets	333	4,513	(2,392)
Amounts due to related parties	(1,879)	(998)	(2,466)
Accounts payable	28,295	14,811	(27,816)
Notes payable	11,583	(8,587)	(5,291)
Advance from customers	(126)	(36)	(76)
Income tax payables	(189)	(478)	592
Accrued expenses and other current liabilities	(4,012)	(6,027)	13,664
Other non-current liabilities	68	(129)	(23,305)
Net Cash Provided by/(Used in) Operating Activities	(25,692)	(24,392)	42,602
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(516)	(1,403)	(1,596)
Disposal of property, plant and equipment	124	696	1,602
Purchase of intangible assets	(268)	(87)	(83)
Disposal of intangible assets	471	1,052	3,134
Loans provided to related parties			(1,404)
Disposal of short-term investments		275	1,263
Purchase of long-term investments		(6,998)	(282)
Disposal of long-term investments	1,669	4,886	4,666
Deconsolidation of a subsidiary and others			427
Net Cash Provided by/(Used in) by Investing Activities	1,480	(1,579)	7,727
Cash Flows from Financing Activities
Bank borrowings received	65,733	10,959	56,490
Repayment of bank borrowings	(73,068)	(12,604)	(103,800)
Repayment of loan from a related party			329
Prepayment for the repurchase of non-controlling interest			(251)
Repurchase of ordinary shares	(1,238)	(2,278)	(2,518)
Letter of credit factoring received	131,529	67,774	66,720
Repayment of letter of credit factoring	(97,050)	(62,669)	(58,646)
Purchase of non-controlling interest	(1,071)	(705)
Net Cash (Used in)/Provided by Financing Activities	24,835	477	(41,676)
Net increase /(decrease) in cash and cash equivalents and restricted cash	623	(25,494)	8,653
Effect of exchange rate changes	1,575	(4,240)	(9,305)
Cash and cash equivalents and restricted cash at beginning of the year	110,735	140,469	141,121
Cash and cash equivalents and restricted cash at end of the year	112,933	110,735	140,469
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	57,046	91,069	133,669
Restricted cash	55,887	19,666	6,800
Total cash and cash equivalents and restricted cash	112,933	110,735	140,469
Supplemental disclosure of cash flow information
Income tax (receipt)/paid- Mainland China	274	30	(116)
Interest paid	1,243	89	6,265
Non-cash investing and financing activities
Receivable from the disposal of intangible assets	1,182	1,653	2,781
Conversion from loan to long-term investment			2,411
Payable/(Receivable) for repurchasing of ordinary shares	(118)	(100)	59
Transfer from other receivables to convertible bonds		1,962
Transfer from convertible bonds to equity investment		1,099
Transfer from convertible bonds to other receivables		939
Transfer from equity investment to other non-current assets		690
Transfer from long-term investment to intangible assets	8,500
Chinese Hong Kong
Supplemental disclosure of cash flow information
Income tax (receipt)/paid	141	15	(60)
Netherlands
Supplemental disclosure of cash flow information
Income tax (receipt)/paid	56	6	(24)
Others
Supplemental disclosure of cash flow information
Income tax (receipt)/paid	$ 96	$ 11	$ (41)